Related party transactions - Summary of Equity Method Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Lacoop II, S.C
Related Party Transaction [Line Items]
Other receivables	$ 2,423	$ 1,190
Accounts payable	(5,376)	(810)
Saile
Related Party Transaction [Line Items]
Other receivables	319	731
Accounts payable	$ 0	$ 0